Major Items Causing Income Tax Provision to Differ from South African Mining Statutory Rate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Income Taxes [Line Items]
Non taxable income/non deductible expenditure	$ 197.6 [1]	$ 116.1	[1]	$ 199.0	[1]	$ (27.4)	[1]
Non taxable income/non deductible expenditure, share-based-compensation	11.6	23.8		24.5
Non taxable income/non deductible expenditure, exploration, feasibility and evaluation costs	25.9	74.4		92.8
Impact of royalty expense on product sales, predetermined percentage	5.00%
Broad-based BEE consortium (BEECO)
Income Taxes [Line Items]
Non taxable income/non deductible expenditure, share-based-compensation	$ 128.0

[1]	The $116.1 million (fiscal year ended December 31, 2011: $199.0 million, six months ended December 31, 2010: $197.6 million) non-deductible expenditure comprises mainly $23.8 million (fiscal year ended December 31, 2011: $24.5 million, six months ended December 31, 2010: $11.6 million) share-based-compensation, $nil million (fiscal year ended December 31, 2011: $nil million, six months ended December 31, 2010: $128.0 million) empowerment transaction costs and $74.4 million (fiscal year ended December 31, 2011: $92.8 million, six months ended December 31, 2010: $25.9 million) exploration, feasibility and evaluation costs. There are no other individually significant amounts included in this line item.